UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

AIG SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

The Schedule of Investments as of July 31, 2006, is filed herewith.

AIG Series Trust - 2010 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2006 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—74.4%
U.S. Treasury Bonds—74.4%

United States Treasury Bond Strip zero coupon due 08/15/10	$249,320,000	$205,690,246
United States Treasury Bond Strip zero coupon due 08/15/10	11,500,000	9,480,083

Total U.S. Government Obligations (cost $221,496,221)		215,170,329

PUT OPTIONS PURCHASED—0.0% +

Index/Expiration Date/Exercise Price
S&P 500 Index / August 2006 /$1,100	1,500	375
S&P 500 Index / August 2006 /$1,110	18,500	5,550
S&P 500 Index / August 2006 /$1,140	57,750	25,988

Total Put Options Purchased (cost $147,685)		31,913

Total Long-Term Investment Securities
(cost $221,643,906)		215,202,242

SHORT-TERM INVESTMENT SECURITIES—26.2%
U.S. Treasury Bills—26.2%
United States Treasury Bills 4.48% due 09/07/06 (1)	14,050,000	13,958,996
United States Treasury Bills 4.65% due 10/12/06 (1)	26,610,000	26,351,218
United States Treasury Bills 4.74% due 11/02/06	10,500,000	10,367,438
United States Treasury Bills 4.75% due 11/09/06 (1)	12,750,000	12,577,085
United States Treasury Bills 4.91% due 01/04/07	2,150,000	2,104,467
United States Treasury Bills 4.93% due 01/04/07	220,000	215,341
United States Treasury Bills 4.96% due 01/04/07	300,000	293,647
United States Treasury Bills 4.98% due 01/04/07	2,600,000	2,544,937
United States Treasury Bills 4.99% due 12/14/06 (1)	4,870,000	4,780,713
United States Treasury Bills 5.00% due 01/04/07	2,750,000	2,691,761

Total Short-Term Investment Securities
(cost $75,917,236)		75,885,603

TOTAL INVESTMENTS -
(cost $297,561,142)(2)	100.6%	291,087,845
Liabilities in excess of other assets	(0.6)	(1,694,235)

NET ASSETS -	100.0%	$289,393,610

+	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Value (Note 1)
CALL OPTIONS WRITTEN—(0.3%) +
Index/Expiration Date/Exercise Price
S&P 500 Index / August 2006 / $1,280	(187,420)	$(441,225)
S&P 500 Index / August 2006 / $1,290	(96,085)	(153,400)
S&P 500 Index / August 2006 / $1,300	(263,489)	(220,500)

Total Call Options Written
(premiums received $546,994)		$(815,125)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at July 31, 2006	Unrealized Appreciation (Depreciation)
468 Long	S&P 500 Futures Index	September 2006	$146,572,397	$149,970,600	$3,398,203

See Notes to Portfolio of Investments

AIG Series Trust - 2015 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2006 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 54.7%
U.S. Treasury Bonds—54.7%
United States Treasury Bond Strip zero coupon due 08/15/15
(cost $83,649,985)	$125,415,000	$79,904,530

PUT OPTIONS PURCHASED—0.0% +

Index/Expiration Date/Exercise Price
S&P 500 Index / August 2006 /$1,100	1,500	375
S&P 500 Index / August 2006 /$1,110	11,500	3,450
S&P 500 Index / August 2006 /$1,140	38,000	17,100

Total Put Options Purchased
(cost $93,407)		20,925

Total Long-Term Investment Securities
(cost $83,743,392)		79,925,455

SHORT-TERM INVESTMENT SECURITIES—45.9%
U.S. Treasury Bills—45.9%
United States Treasury Bills 4.07% due 08/10/06 (1)	9,150,000	9,080,295
United States Treasury Bills 4.49% due 09/07/06 (1)	13,250,000	13,164,180
United States Treasury Bills 4.58% due 09/07/06 (1)	140,000	139,093
United States Treasury Bills 4.66% due 10/12/06 (1)	13,280,000	13,150,852
United States Treasury Bills 4.74% due 11/02/06 (1)	6,500,000	6,417,938
United States Treasury Bills 4.77% due 11/09/06 (1)	6,990,000	6,895,202
United States Treasury Bills 4.91% due 01/04/07 (1)	1,230,000	1,203,951
United States Treasury Bills 4.93% due 01/04/07 (1)	320,000	313,223
United States Treasury Bills 4.96% due 01/04/07 (1)	450,000	440,470
United States Treasury Bills 4.96% due 12/14/06 (1)	930,000	912,949
United States Treasury Bills 4.98% due 01/04/07 (1)	2,500,000	2,447,055
United States Treasury Bills 5.00% due 01/04/07 (1)	2,650,000	2,593,878
United States Treasury Bills 5.00% due 12/14/06 (1)	10,610,000	10,415,476

Total Short-Term Investment Securities
(cost $67,253,836)		67,174,562

TOTAL INVESTMENTS -
(cost $150,997,228)(2)	100.6%	147,100,017
Liabilities in excess of other assets	(0.6)	(856,404)

NET ASSETS -	100.0%	$146,243,613

+	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Value (Note 1)
CALL OPTIONS WRITTEN - (0.1%) +
Index/Expiration Date/Exercise Price
S&P 500 Index / August 2006 / $1,280	(18,000)	$(286,200)
S&P 500 Index / August 2006 / $1,290	(10,500)	(109,200)
S&P 500 Index / August 2006 / $1,300	(23,000)	(144,900)

Total Call Options Written
(premiums received $367,648)		$(540,300)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at July 31, 2006	Unrealized Appreciation (Depreciation)
406 Long	S&P 500 Futures Index	September 2006	$127,795,822	$130,102,700	$2,306,878

See Notes to Portfolio of Investments

AIG Series Trust - 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2006 – (unaudited)

Security Description	Principal Amount/Shares Subject to Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—47.0%
U.S. Treasury Bonds—47.0%

United States Treasury Bond Strip zero coupon due 08/15/20	$10,980,000	$5,318,954
United States Treasury Bond Strip zero coupon due 08/15/20	40,510,000	19,543,563

Total U.S. Government Obligations
(cost $26,392,090)		24,862,517

PUT OPTIONS PURCHASED—0.0% +
Index/Expiration Date/Exercise Price
S&P 500 Index / August 2006 /$1,100	500	125
S&P 500 Index / August 2006 /$1,110	750	225
S&P 500 Index / August 2006 /$1,140	1,750	787

Total Put Options Purchased
(cost $5,290)		1,137

Total Long-Term Investment Securities
(cost $26,397,380)		24,863,654

SHORT-TERM INVESTMENT SECURITIES—52.9%
U.S. Treasury Bills—52.9%
United States Treasury Bills 4.06% due 08/10/06 (1)	4,330,000	4,325,122
United States Treasury Bills 4.49% due 09/07/06 (1)	5,720,000	5,692,865
United States Treasury Bills 4.67% due 10/12/06 (1)	5,020,000	4,971,181
United States Treasury Bills 4.74% due 11/02/06 (1)	1,700,000	1,678,537
United States Treasury Bills 4.75% due 11/09/06 (1)	5,330,000	5,257,716
United States Treasury Bills 4.91% due 01/04/07	500,000	489,411
United States Treasury Bills 4.93% due 01/04/07	130,000	127,247
United States Treasury Bills 4.96% due 01/04/07	100,000	97,882
United States Treasury Bills 4.96% due 12/14/06 (1)	450,000	441,750
United States Treasury Bills 4.98% due 01/04/07	1,100,000	1,076,703
United States Treasury Bills 4.99% due 12/14/06 (1)	2,800,000	2,748,665
United States Treasury Bills 4.99% due 12/14/06 (1)	250,000	245,416
United States Treasury Bills 5.00% due 01/04/07	850,000	831,999

Total Short-Term Investment Securities
(cost $27,984,314)		27,984,494

TOTAL INVESTMENTS -
(cost $54,381,694)(2)	100.0%	52,848,148
Other assets less liabilities	0.0%	13,739

NET ASSETS -	100.0%	$52,861,887

+	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Value (Note 1)
CALL OPTIONS WRITTEN - (0.1%) +
Index/Expiration Date/Exercise Price
S&P 500 Index / August 2006 / $1,280	(1,500)	$(23,850)
S&P 500 Index / August 2006 / $1,290	(1,250)	(13,000)
S&P 500 Index / August 2006 / $1,300	(750)	(4,725)

Total Call Options Written
(premiums received $24,824)		$(41,575)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at July 31, 2006	Unrealized Appreciation (Depreciation)
153 Long	S&P 500 Futures Index	September 2006	$48,744,805	$49,028,850	$284,045
9 Long	S&P 500 E-Mini Futures Index	September 2006	574,469	576,810	2,341

					$286,386

See Notes to Portfolio of Investments

AIG Series Trust - Long Horizon Fund

PORTFOLIO OF INVESTMENTS - July 31, 2006 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—56.5%
U.S. Treasury Bonds—56.5%

United States Treasury Bond 2.00% due 01/15/16 TIPS	$510,050	$492,178
United States Treasury Bond 3.38% due 01/15/07 TIPS	383,376	383,930
United States Treasury Bond Strip zero coupon due 11/15/20	600,000	285,730

Total Long-Term Investment Securities (cost $1,205,901)		1,161,838

SHORT-TERM INVESTMENT SECURITIES—42.8%
U.S. Treasury Bills—42.8%
United States Treasury Bills 4.51% due 09/07/06	35,000	34,773
United States Treasury Bills 4.68% due 10/12/06	55,000	54,465
United States Treasury Bills 4.72% due 11/09/06 (1)	440,000	434,033
United States Treasury Bills 4.91% due 01/04/07	15,000	14,682
United States Treasury Bills 4.93% due 01/04/07	20,000	19,577
United States Treasury Bills 4.97% due 12/14/06	270,000	265,050
United States Treasury Bills 4.98% due 01/04/07	20,000	19,576
United States Treasury Bills 5.00% due 01/04/07	40,000	39,153

Total Short-Term Investment Securities (cost $881,359)		881,309

TOTAL INVESTMENTS (cost $2,087,260) @	99.3%	$2,043,147
Other assets less liabilities	0.7%	15,388

NET ASSETS	100.0%	$2,058,535

+	Non-Income producing securities
@	See Note 2 for cost of investments on a tax basis.

TIPS—Treasury Inflation Protected Security

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Security Description	Shares Subject To Call	Value (Note 1)
CALL OPTIONS WRITTEN—(0.0%)+
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2006/$1,290	(500)	$(5,200)
S&P 500 Index/August 2006/$1,300	(500)	(3,150)

Total Call Options Written (premiums received $7,235)		$(8,350)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at July 31, 2006	Unrealized Appreciation/ (Depreciation)
6 Long	S&P 500 Futures Index	September 2006	$1,887,259	$1,922,700	$35,441

See Notes to Portfolio of Investments

AIG Series Trust - Short Horizon Income Fund

PORTFOLIO OF INVESTMENTS - July 31, 2006 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—42.8%
U.S. Treasury Bonds—42.8%

United States Treasury Bond Strip zero coupon due 11/15/08	$1,040,000	$929,673

U.S. GOVERNMENT AGENCIES—50.0%
Government National Mortgage Association—50.0%
Government National Mtg. Association 6.50% due 10/15/31	556,747	567,922
Government National Mtg. Association 7.00% due 06/15/31	501,565	517,671

		1,085,593

Total Long-Term Investment Securities (cost $2,028,630)		2,015,266

SHORT-TERM INVESTMENT SECURITIES—6.1%
U.S. Treasury Bills—6.1%
United States Treasury Bills 4.49% due 09/07/06 (1)	35,000	34,773
United States Treasury Bills 4.67% due 10/12/06 (1)	30,000	29,709
United States Treasury Bills 4.85% due 11/09/06	5,000	4,932
United States Treasury Bills 4.93% due 01/04/07	10,000	9,788
United States Treasury Bills 4.98% due 12/14/06 (1)	30,000	29,450
United States Treasury Bills 5.00% due 01/04/07	25,000	24,470

Total Short-Term Investment Securities (cost $133,157)		133,122

TOTAL INVESTMENTS (cost $2,161,787) @	98.9%	$2,148,388
Other assets less liabilities	1.1%	22,300

NET ASSETS	100.0%	$2,170,688

+	Non-Income producing securities
@	See Note 2 for cost of investments on a tax basis.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Security Description	Shares Subject To Call	Value (Note 1)
CALL OPTIONS WRITTEN—(0.2%)+
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2006/$1,290 (premiums received $3,193)	(500)	$(5,200)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at July 31, 2006	Unrealized Appreciation/ (Depreciation)
2 Long	S&P 500 Future Index	September 2006	625,707	640,900	$15,193

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Fund’s investment adviser or subadviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchases agreements, were as follows:

	2010 High Watermark Fund	2015 High Watermark Fund	2020 High Watermark Fund	Long Horizon Fund	Short Horizon Income Fund
Cost	$297,581,157	$150,997,228	$54,381,814	$2,087,260	$2,161,787

Appreciation	6,286	9,729	3,140	162	33
Depreciation	(6,499,598)	(3,906,939)	(1,536,806)	(44,274)	(13,431)

Unrealized appreciation (depreciation) — net	$(6,493,312)	$(3,897,210)	$(1,533,666)	$(44,112)	$(13,398)

Note 3. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”) announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b) (2) and 13(b) (5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Series of the AIG Series Trust (the “Funds”).

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Funds. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the AIG Series Trust’s Annual and Semiannual Report which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	September 28, 2006

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	September 28, 2006